UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2004

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30,2004


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    70
Form 13F Information Table Value Total (Thousands):   $176,421
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     1590   195366 SH       SOLE                   195366
Advanced Fibre Communication,  COM              00754A105     4202   208000 SH       SOLE                   177000             31000
Agile Software Corporation     COM              00846X105     1761   201296 SH       SOLE                   196496              4800
Alliance Data Systems Corporat COM              018581108     8704   206016 SH       SOLE                    44756            161260
Amazon.com, Inc.               COM              023135106      911    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103     3186   136000 SH       SOLE                    86000             50000
Amerigroup Corporation         COM              03073T102     5166   105000 SH       SOLE                   104800               200
Applied Micro Circuits Corpora COM              03822W109     1054   198041 SH       SOLE                   162900             35141
Aquantive, Inc.                COM              03839G105     1523   154193 SH       SOLE                   107347             46846
Argonaut Technologies, Inc.    COM              040175101      105    78281 SH       SOLE                     8698             69583
Ariba, Inc. 		       COM              04033V104       67    33434 SH       SOLE                                      33434
Atmel Corp.                    COM              049513104      166    28000 SH       SOLE                                      28000
Avanex Corp. 		       COM              05348W109      603   154909 SH       SOLE                   141174             13735
Bioenvision, Inc.              COM              09059N100      234    26687 SH       SOLE                    26687
Boston Life Sciences           COM              100843408       86    83840 SH       SOLE                                      83840
CNET Networks, Inc.            COM              12613R104     1474   133155 SH       SOLE                   119628             13527
Check Point Software System, I COM              M22465104     1080    40000 SH       SOLE                    40000
ChipPAC, Inc.                  COM              169657103      852   135835 SH       SOLE                   135835
Ciena Corporation              COM              171779101     2205   595979 SH       SOLE                   390788            205191
Connetics Corporation          COM              208192104     1965    97300 SH       SOLE                    88600              8700
Cott Corporation               COM              22163N106     8190   252790 SH       SOLE                   192510             60280
DeCODE genetics, Inc.          COM              243586104      289    34046 SH       SOLE                    31215              2831
Dick's Sporting Goods, Inc.    COM              253393102      997    29888 SH       SOLE                    25000              4888
Digitas, Inc.                  COM              25388K104      138    12499 SH       SOLE                    12499
DoubleClick, Inc.              COM              258609304      701    90200 SH       SOLE                    85900              4300
Du Pont                        COM              263534109      282     6350 SH       SOLE                                       6350
Durect Corporation             COM              266605104     2112   610530 SH       SOLE                   610530
E.Piphany, Inc.                COM              26881V100      847   175349 SH       SOLE                   173417              1932
EBay, Inc.                     COM              278642103    49625   539700 SH       SOLE                   531800              7900
Encore Acquitition Company     COM              29255W100      418    15000 SH       SOLE                                      15000
Exact Sciences Corporation     COM              30063P105     1575   255668 SH       SOLE                   225900             29768
FormFactor, Inc.               COM              346375108     1030    45893 SH       SOLE                    45893
HewlettPackard                 COM              428236103      273    12929 SH       SOLE                                      12929
IPass, Inc.                    COM              46261V108     5910   558030 SH       SOLE                   497925             60105
Impax Laboratories, Inc.       COM              45256B101     2750   141910 SH       SOLE                                     141910
Inamed Corporation             COM              453235103     2962    47148 SH       SOLE                    46448               700
Inspire Pharmaceuticals, Inc.  COM              457733103     2597   155300 SH       SOLE                   127350             27950
Integrated Circuit Systems     COM              45811K208     1575    58000 SH       SOLE                    58000
InterActiveCorp                COM              45840Q101      915    30368 SH       SOLE                    30368
Intuit, Inc.                   COM              461202103      642    16651 SH       SOLE                    14951              1700
Juniper Networks 	       COM              48203R104     2729   111076 SH       SOLE                    95714             15362
Keryx Biopharmaceuticals, Inc. COM              492515101     4131   326277 SH       SOLE                    23900            302377
Linear Technology Corp.        COM              535678106     4234   107260 SH       SOLE                    71260             36000
Lionbridge Technologies, Inc.  COM              536252109       99    13000 SH       SOLE                    13000
Microchip Technology, Inc.     COM              595017104     3824   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      314    11000 SH       SOLE                                      11000
Netflix, Inc.                  COM              64110L106     4543   126200 SH       SOLE                    78400             47800
Nextel Communications, Inc.    COM              65332V103     1333    50000 SH       SOLE                    50000
Nortel Networks Corporation    COM              656568102      769   154155 SH       SOLE                   154155
Nuance Communications          COM              669967101      266    58303 SH       SOLE                    58303
PDF Solutions, Inc.            COM              693282105      195    22900 SH       SOLE                    22900
PMC/Sierra Semiconductor Corp. COM              69344F106      817    56908 SH       SOLE                    56908
Plains Exploration & Productio COM              726505100      904    49251 SH       SOLE                    49251
Positron Corp.                 COM              737397125       57   489642 SH       SOLE                                     489642
RSA Security, Inc.             COM              749719100     6431   314158 SH       SOLE                   272883             41275
Rigel Pharmaceuticals, Inc. (S COM              766559603      505    35559 SH       SOLE                    11853             23706
Select Medical Corporation     COM              816196109      492    36642 SH       SOLE                     8675             27967
Silicon Laboratories, Inc.     COM              826919102     7764   167500 SH       SOLE                   105800             61700
Sirius Satellite Radio, Inc.   COM              82966U103      930   301941 SH       SOLE                   257333             44608
Skyepharma Plc. (ADR shares)   COM              830808101     2098   175876 SH       SOLE                                     175876
SuperGen, Inc.                 COM              868059106      323    50009 SH       SOLE                                      50009
TransMontaigne                 COM              893934109      215    40000 SH       SOLE                    40000
TriZetto Group, Inc.           COM              896882107      533    80000 SH       SOLE                    80000
VeriSign, Inc.                 COM              92343E102     5353   268994 SH       SOLE                   251092             17902
Verisity Ltd                   COM              M97385112      620   103378 SH       SOLE                    97928              5450
Veritas Software Corp.         COM              923436109      973    35000 SH       SOLE                    35000
Vignette Corporation           COM              926734104      416   250777 SH       SOLE                   250777
Witness Systems                COM              977424100      490    40307 SH       SOLE                                      40307
YaHoo!, Inc.                   COM              984332106     4293   117950 SH       SOLE                   110000              7950
Rainbow Group of Companies, In COM              750810103        8   104259 SH       SOLE                   104259
